Commitments	12 Months Ended
Dec. 31, 2015
Commitments
23.	COMMITMENTS

(a)	Capital commitments

As of December 31, 2015, capital commitments for construction of property are as follows:

Year 2016	$1,000
Year 2017 and thereafter	36,608

$37,608

(b)	Purchase commitments

The Group uses EMS providers to provide manufacturing services for its products. During the normal course of business, in order to reduce manufacturing lead times and ensure adequate component supply, the Group enters into contracts with certain manufacturers that allow them to procure inventory based on criteria defined by the Group. As of December 31, 2015, the Group had commitments under non-cancellable contracts that future minimum purchases are $1,742 in 2016 and thereafter.

(c)	Operating lease as lessee

The Group has entered into operating lease agreements for its office spaces in the PRC. The group recognized rent expenses under such arrangements on a straight-line basis over the term of the leases Rental expenses under such operating leases were $2,037, $2,028 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively.